Summary - Invesco Van Kampen Value Opportunities Fund, Class A, B, C, R And Y | Invesco Van Kampen Value Opportunities Fund
Fund Summary - Invesco Van Kampen Value Opportunities Fund
Investment Objective
The Fund’s investment objective is to seek capital growth and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Van Kampen Value Opportunities Fund	Class A, Invesco Van Kampen Value Opportunities Fund	Class B, Invesco Van Kampen Value Opportunities Fund	Class C, Invesco Van Kampen Value Opportunities Fund	Class R, Invesco Van Kampen Value Opportunities Fund	Class Y, Invesco Van Kampen Value Opportunities Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Van Kampen Value Opportunities Fund		Class A, Invesco Van Kampen Value Opportunities Fund	Class B, Invesco Van Kampen Value Opportunities Fund		Class C, Invesco Van Kampen Value Opportunities Fund		Class R, Invesco Van Kampen Value Opportunities Fund	Class Y, Invesco Van Kampen Value Opportunities Fund
Management Fees	[1]	0.65%	0.65%		0.65%		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	0.31%	[2]	0.92%	[2]	0.50%	none
Other Expenses		0.47%	0.47%		0.47%		0.47%	0.47%
Total Annual Fund Operating Expenses	[3]	1.37%	1.43%		2.04%		1.62%	1.12%
[1]	Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund. Pursuant to the new fee schedule, the Fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.
[2]	"Distribution and/or Service (12b-1) Fees" have been estimated for the current fiscal year.
[3]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco Van Kampen Value Opportunities Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen Value Opportunities Fund	Class A	682	960	1,259	2,106
Class B, Invesco Van Kampen Value Opportunities Fund	Class B	646	752	982	1,697
Class C, Invesco Van Kampen Value Opportunities Fund	Class C	307	640	1,098	2,369
Class R, Invesco Van Kampen Value Opportunities Fund	Class R	165	511	881	1,922
Class Y, Invesco Van Kampen Value Opportunities Fund	Class Y	114	356	617	1,363

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Van Kampen Value Opportunities Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen Value Opportunities Fund	Class A	682	960	1,259	2,106
Class B, Invesco Van Kampen Value Opportunities Fund	Class B	146	452	782	1,697
Class C, Invesco Van Kampen Value Opportunities Fund	Class C	207	640	1,098	2,369
Class R, Invesco Van Kampen Value Opportunities Fund	Class R	165	511	881	1,922
Class Y, Invesco Van Kampen Value Opportunities Fund	Class Y	114	356	617	1,363

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Value Opportunities Fund (the predecessor fund) and the Fund for the fiscal year April 1, 2010 to March 31, 2011 was 80% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period April 1, 2011 to April 30, 2011 was 2% of the average value of the portfolio.
Principal Investment Strategies of the Fund

Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks, convertible preferred stocks and preferred stocks of value companies across the capitalization spectrum. The Fund may invest in companies of any size. The Fund emphasizes a value style of investing and the Adviser seeks well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. A significant portion of the Fund’s assets may be invested in companies within the same industries or sectors of the market. Portfolio securities are typically sold when the assessments of the Adviser of the capital growth and income potential of such securities materially change.

The Fund may invest up to 25% of its total assets in securities of foreign issuers and may invest up to 10% of its total assets in real estate investment trusts (REITs). The Fund may purchase and sell options, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply.

Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Unseasoned Issuer Risk. Investments in unseasoned companies or companies with special circumstances often involve much greater risks than are inherent in other types of investments and securities of such companies may be more likely to experience fluctuations in price. In addition, investments made in anticipation of future events may, if the events are delayed or never achieved, cause stock prices to fall.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C, and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and B shares has been restated to reflect the Fund’s applicable sales charge.

The returns shown for Class R shares are those of the Class A shares of the Fund (and the predecessor fund).

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (June 30, 2011): 2.96% Best Quarter (ended June 30, 2003): 20.91% Worst Quarter (ended December 31, 2008): (22.00)%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Van Kampen Value Opportunities Fund	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Class A, Invesco Van Kampen Value Opportunities Fund	Class A: Inception (06/25/01)		Return Before Taxes		7.09%	(1.92%)	2.25%	Jun. 25, 2001
Return Before Taxes Class B, Invesco Van Kampen Value Opportunities Fund	Class B: Inception (06/25/01)				7.39%	(1.90%)	2.21%	Jun. 25, 2001
Return Before Taxes Class C, Invesco Van Kampen Value Opportunities Fund	Class C: Inception (06/25/01)				11.49%	(1.53%)	2.10%	Jun. 25, 2001
Return Before Taxes Class R, Invesco Van Kampen Value Opportunities Fund	Class R: Inception (05/23/11)	[1]			13.03%	(1.05%)	2.60%	May 23, 2011
Return Before Taxes Class Y, Invesco Van Kampen Value Opportunities Fund	Class Y: Inception (03/23/05)				13.43%	(0.59%)	0.97%	Mar. 23, 2005
After Taxes on Distributions Class A, Invesco Van Kampen Value Opportunities Fund	Class A: Inception (06/25/01)		Return After Taxes on Distributions		6.94%	(2.54%)	1.66%	Jun. 25, 2001
After Taxes on Distributions and Sales Class A, Invesco Van Kampen Value Opportunities Fund	Class A: Inception (06/25/01)		Return After Taxes on Distributions and Sale of Fund Shares		4.82%	(1.62%)	1.88%	Jun. 25, 2001
S&P 500 Index			S&P 500® Index: Inception (06/30/01)	(reflects no deductions for fees, expenses or taxes)	15.08%	2.29%	2.23%	Jun. 30, 2001
Russell 1000 Value Index			Russell 1000® Value Index: Inception (06/30/01)	(reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	3.57%	Jun. 30, 2001
Lipper Large-Cap Value Funds Index			Lipper Large-Cap Value Funds Index: Inception (06/30/01)		13.02%	1.52%	2.39%	Jun. 30, 2001
[1]	Class R shares performance shown is that of the Fund's (and the predecessor fund's) Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.